UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/2003

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trilogy Advisors, LLC
   Address:      1114 Avenue of the Americas
                 28th Floor
                 New York, NY 10036

Form 13F File Number: 28-10164
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    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Myklusch
Title:   Chief Financial Officer
Phone:   (212) 703-3100

Signature, Place, and Date of Signing:

/s/ John Myklusch                  New York, New York   7/03/2003
-------------------------------    ------------------   -----------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    / / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    /X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: (if there are no entries in this list, omit this section.)


        Form 13F File Number        Name
        28-10163                    Trilogy Advisors, LLC
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